UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Interactive Financial Advisors
Address:        2215 York Road, Suite 306
                Oak Brook, IL  60523

Form 13F File Number:  028-12638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Joanne M. Woiteshek
Title:          Chief Compliance Officer
Phone:          630-472-1300

Signature, Place, and Date of Signing:

     /s/ Joanne M. Woiteshek         Oak Brook, IL              October 4, 2010
     -----------------------         -------------            -----------------
           [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            64

Form 13F Information Table Value Total:      $166,922
                                         ------------
                                          (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

--------------------------------------- -------- ----------- -------- -------------------- ---------- --------- --------------------
             COLUMN 1                   COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
--------------------------------------- -------- ----------- -------- -------------------- ---------- --------- --------------------
                                                                                                                  VOTING AUTHORITY
                                        TITLE OF                        SHRS OR  SH/ PUT/  INVESTMENT   OTHER   --------------------
          NAME OF ISSUER                 CLASS     CUSIP      VALUE     PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------------------- -------- ---------- --------- -------------------- ---------- --------- --------------------
CLAYMORE EXCHANGE TRADED FD TR 2
  CLAYMORE S&P GLOBAL WATER TOTAL         ETF   18383Q507      140,892     7,583 SH          SOLE                              7,583
DFA INTL SMALL CAP VALUE FUND TOTAL       M     233203736           34         2 SH          SOLE                                  2
DOW CHEMICAL TOTAL                        C     260543103          769        28 SH          SOLE                                 28
DWS MON MKT PRIME SERIES- DWS MON
  MKT FUND TOTAL                          MM    23339A101      300,706   300,706 SH          SOLE                            300,706
EGA EMERGING GLOBAL SHS TR EMERGING
  GLOBAL SHS INDXX CHINA
    INFRASTRUCTURE TOTAL                  ETF   268461837        3,144       149 SH          SOLE                                149
FEDERATED PRIME CASH SERIES FUND TOTAL    MM    147551105    2,273,115 2,273,115 SH          SOLE                          2,273,115
FEDERATED US TREASURY CASH RESERVES FUND
  INSTITUTIONAL CLASS TOTAL               MM    60934N682      300,074   300,074 SH          SOLE                            300,074
FIDELITY CASH RESERVE FUND RETAIL CLASS
  TOTAL                                   MM    316067107      306,167   306,167 SH          SOLE                            306,167
GLOBAL INDUSTRIES LTD TOTAL               C     379336100          241        44 SH          SOLE                                 44
ISHARES COMEX GOLD TR ISHARES TOTAL       ETF   464285105      647,962    50,622 SH          SOLE                             50,622
ISHARES DOW JONES U.S. FINANCIAL SECTOR
  INDEX FUND TOTAL                        ETF   464287788        1,197        23 SH          SOLE                                 23
ISHARES IBOXX INVESTOP INVESTMENT GRADE
  CORP BD FD TOTAL                        ETF   464287242    7,508,611    66,395 SH          SOLE                             66,395
ISHARES MORNINGSTAR SMALL CORE INDEX
  TOTAL                                   ETF   464288505        2,467        32 SH          SOLE                                 32
ISHARES MSCI ACWI EX US INDEX FD ETF
  TOTAL                                   ETF   464288240       31,565       763 SH          SOLE                                763
ISHARES MSCI EAFE INDEX FUND TOTAL        ETF   464287465    4,755,303    86,586 SH          SOLE                             86,586
ISHARES MSCI PACIFIC EX-JAPAN INDEX FUND
   TOTAL                                  ETF   464286665      183,624     4,145 SH          SOLE                              4,145
ISHARES RUSSELL 1000 INDEX FUND TOTAL     ETF   464287622       26,965       427 SH          SOLE                                427
ISHARES RUSSELL 2000 INDEX FUND TOTAL     ETF   464287655    4,792,973    71,007 SH          SOLE                             71,007
ISHARES RUSSELL 2000 VALUE INDEX FUND
  TOTAL                                   ETF   464287630   10,822,958   174,592 SH          SOLE                            174,592
ISHARES RUSSELL MIDCAP INDEX FUND TOTAL   ETF   464287499        2,530        28 SH          SOLE                                 28
ISHARES RUSSELL MIDCAP VALUE INDEX TOTAL  ETF   464287473       19,297       478 SH          SOLE                                478
ISHARES S&P 500 INDEX FD TOTAL            ETF   464287200   28,968,832   253,025 SH          SOLE                            253,025
ISHARES S&P GLOBAL ENERGY SECTOR INDEX
  FUND TOTAL                              ETF   464287341      987,493    29,164 SH          SOLE                             29,164
ISHARES S&P GLOBAL TECHNOLOGY SECTOR
  INDEX FUND TOTAL                        ETF   464287291        9,779       176 SH          SOLE                                176
ISHARES S&P GROWTH INDEX FD TOTAL         ETF   464287309      387,271     6,523 SH          SOLE                              6,523
ISHARES S&P MIDCAP 400 GROWTH INDEX FD
  TOTAL                                   ETF   464287606        3,170        36 SH          SOLE                                 36
ISHARES S&P NATIONAL TOTAL                ETF   464288414       30,857       289 SH          SOLE                                289
ISHARES S&P SMALLCAP 600 GROWTH INDEX FD
  TOTAL                                   ETF   464287887        2,999        48 SH          SOLE                                 48
ISHARES S&P VALUE INDEX FD TOTAL          ETF   464287408    4,568,393    84,210 SH          SOLE                             84,210
ISHARES SILVER TRUST TOTAL                ETF   46428Q109       77,526     3,638 SH          SOLE                              3,638
ISHARES TR BARCLAYS 1-3 YR TREAS INDEX FD
  TOTAL                                   ETF   464287457    3,863,302    45,790 SH          SOLE                             45,790
ISHARES TR BARCLAYS 20+ TREAS BD FD TOTAL ETF   464287432    1,443,799    13,684 SH          SOLE                             13,684
ISHARES TR BARCLAYS 7-10 YR TRES INDEX FD
  TOTAL                                   ETF   464287440    1,455,843    14,704 SH          SOLE                             14,704
ISHARES TR BARCLAYS INTERMED CR BD FD
  TOTAL                                   ETF   464288638   10,143,598    93,567 SH          SOLE                             93,567
ISHARES TR BARCLAYS TIPS BD FD PROTECTED
  SECS FD TOTAL                           ETF   464287176   11,660,150   106,915 SH          SOLE                            106,915
ISHARES TR BARCLAYS US AGGREGATE BD FD
  TOTAL                                   ETF   464287226   30,806,295   283,537 SH          SOLE                            283,537
ISHARES TR COHEN & STEERS REALTY MAJORS
  INDEX FD TOTAL                          ETF   464287564      797,710    12,885 SH          SOLE                             12,885
ISHARES TR DOW JONES SELECT DIV INDEX FD
  TOTAL                                   ETF   464287168      174,292     3,721 SH          SOLE                              3,721
ISHARES TR FTSE XNHUA IDX TOTAL           ETF   464287184       50,570     1,181 SH          SOLE                              1,181
ISHARES TR SP US PFD TOTAL                ETF   464288687    2,212,922    55,629 SH          SOLE                             55,629
ISHARES TRUST - ISHARES FTSE EPRA/NAREIT
  GLOBAL REAL ESTATE EX-U.S. INDEX
    FUND TOTAL                            ETF   464288489        8,027       263 SH          SOLE                                263
ISHARES TRUST ISHARES MSCI VALUE INDEX
  FUND TOTAL                              ETF   464288877    9,926,737   204,002 SH          SOLE                            204,002
J & J SNACK FOODS CORP TOTAL              C     466032109          797        19 SH          SOLE                                 19
KNIGHT CAP GROUP INC COM TOTAL            C     499005106          966        78 SH          SOLE                                 78
MATTHEWS INTERNATIONAL CORPORATION -
  CLASS A COMMON STOCK TOTAL              C     577128101        1,874        53 SH          SOLE                                 53
MONTPELIER RE HOLDINGS LTD SHS ISIN
  #BMG621851069 TOTAL                     C     G62185106          918        53 SH          SOLE                                 53
MOTOROLA, INC. TOTAL                      C     620076109        1,245       146 SH          SOLE                                146
NIKE INC CLASS B TOTAL                    C     654106103        1,202        15 SH          SOLE                                 15
PLANTRONICS INC TOTAL                     C     727493108        2,128        63 SH          SOLE                                 63
POWERSHARES DB COMMODITY INDEX TRACKING
  FD TOTAL                                ETF   73935S105        2,628       109 SH          SOLE                                109
POWERSHARES DYNAMIC LARGE CAP VALUE
  PORTFOLIO TOTAL                         ETF   73935X708       35,786     2,065 SH          SOLE                              2,065
POWERSHARES EXCHANGE TRADED FD TR DYNAMIC
  OTC PORT TOTAL                          ETF   73935X203        8,312       189 SH          SOLE                                189
POWERSHARES FTSE RAFI US 1000 SHARES OF
  BENEFICIAL INTEREST TOTAL               ETF   73935X583        8,506       169 SH          SOLE                                169
RADIANT SYSTEMS INC TOTAL                 C     75025N102        1,300        76 SH          SOLE                                 76
SELECT SECTOR SPDR FD HEALTH CARE TOTAL   ETF   81369Y209      187,818     6,160 SH          SOLE                              6,160
SPDR LEHMAN INT'L TREASURY BOND ETF TOTAL ETF   78464A516    9,873,313   164,665 SH          SOLE                            164,665
SPDR SERIES TRUST DB INT'L GOV'T
  INFLATION-PROTECTED BOND ETF TOTAL      ETF   78464A490       61,874     1,053 SH          SOLE                              1,053
ST SPDR SP BRIC 40 TOTAL                  ETF   78463X798      214,059     8,284 SH          SOLE                              8,284
VANGUARD DIVIDEND APPRECIATION VIPERS
  TOTAL                                   ETF   921908844   13,589,031   278,921 SH          SOLE                            278,921
VANGUARD LARGE-CAP VIPERS  TOTAL          ETF   922908637    1,248,045    23,964 SH          SOLE                             23,964
VISA INC COM CL A TOTAL                   C     92826C839        6,312        85 SH          SOLE                                 85
WELLS FARGO & CO NEW COM TOTAL            C     949746101       85,491     3,404 SH          SOLE                              3,404
WISDOMETREE TR HIGH YIELDING EQUITY FD    ETF   97717W208          223         6 SH          SOLE                                  6
WISDOMETREE TR HIGH YIELDING EQUITY FD
  TOTAL                                   ETF   97717W208    1,890,340    50,761 SH          SOLE                             50,761